                                                   Registration No. 333-135492
                                                   File No. 811-21918

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]
Pre-Effective Amendment No. 2                                          [ X ]
Post-Effective Amendment No.                                           [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]
         Amendment No. 2                                               [ X ]

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                        OPPENHEIMER ABSOLUTE RETURN FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
 Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
Absolute Return Fund

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Prospectus dated March 1, 2007

     Oppenheimer Absolute Return Fund is a mutual fund that seeks total return.

     This prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

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CONTENTS

         ABOUT THE FUND

         The Fund's Investment Objective and Principal Investment Strategies

         Main Risks of Investing in the Fund

         The Fund's Past Performance

         Fees and Expenses of the Fund

         About the Fund's Investments

         How the Fund is Managed

         ABOUT YOUR ACCOUNT

         How to Buy Shares
         Class A Shares

         Special Investor Services
         AccountLink
         PhoneLink
         OppenheimerFunds Internet Website
         Retirement Plans

         How to Sell Shares
         By Mail
         By Telephone

         How to Exchange Shares

         Shareholder Account Rules and Policies

         Dividends, Capital Gains and Taxes

         Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's objective is to seek total return.

WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  employs  a  variety  of strategies to seek its objective.  Mainly,  these include:

o Equity securities.  Primarily common stocks of U.S. and foreign companies.
Equity investments may include securities of companies of any market capitalization.

o       Fixed Income securities. Including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, high yield securities (or "junk bonds") and money market instruments.
o       Hedging Strategies. The Fund may use derivative investments for hedging purposes or speculative purposes (to seek higher investment returns)
        including, futures on equity and commodities indices and interest rate and currency futures, forward rate agreements on currencies, interest rate swaps, total return swaps, and credit default swaps. The Fund may also sell securities short.

The Fund may invest a substantial portion of its assets (generally, more than half its total assets) in foreign securities, including securities in developing or emerging markets. The Fund's investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund
seeks to meet its objective by using a variety of investment strategies over a broad array of securities to seek to produce returns that are not closely correlated to major markets. OppenheimerFunds, Inc. (the "Manager") exercises a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments among stocks and bonds in any fixed proportion or limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

The Fund seeks to meet its objective by using an investment process that primarily relies on quantitative models to determine security selection, hedging and asset allocation. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the security selection, hedging and asset allocation processes currently involve:

o        Bottom Up. The Manager uses "bottom up" models to analyze a wide range of valuation and market factors to determine the relative value of the securities. The models assist the Manager in identifying the most attractive set of securities within each asset class or sector in which the Fund invests.

o        Hedging. The Manager uses risk management models to estimate the Fund's level of risk exposures to major markets. The Manager uses derivatives and other strategies, such as short sales, to hedge the Fund's exposure to these risks.

o        Top Down. The Manager uses "top down" models to enable the Fund to tactically adjust the hedges to seek to take advantage of investment opportunities at the asset and sector level.

     The Fund may use some of the investment techniques and strategies only at some times or not at all.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking total return over the long term. Those investors should be willing to assume the risks of short-term price fluctuations that are typical for a fund that includes equity, debt securities, particularly high yield, foreign securities, and derivative investments. Because of its focus on total return over the long term, the Fund may be appropriate for a portion of a retirement plan investment. The
Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments in equity and fixed income securities are subject to changes in their value from a number of factors, as described below. The Manager may use various investment techniques for hedging and speculative (non-hedging) purposes. The use of these techniques may be an integral part of the Fund's investment program, and involves certain risks to the Fund.

MANAGEMENT RISK. There is risk that the investment strategies, techniques and risk analyses, including the quantitative models that may be employed by the
Manager, while designed to enhance potential returns, may not produce the desired results. The Manager may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. There is also the risk that poor security selection by the
Manager will cause the Fund to under-perform other funds having a similar objective.

ASSET ALLOCATION RISK. There is risk that the Fund may allocate assets to an asset category that under-performs other asset categories. For example, the Fund may be over-weighted in equity securities when the value of the stock market is declining.

HEDGING RISK. The Manager may engage in a wide range of investment and trading strategies described below. Many of these strategies are sometimes referred to as "hedging" strategies, because they use short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund's portfolio. The Manager seeks to use hedging strategies in an attempt to reduce the Fund's exposure to the volatility of the markets in which it invests. There are risks in the use of these investment and trading strategies. There can be no assurances that the hedging strategies used by the
Manager will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the
Manager used a hedging strategy at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. Also, in some cases, derivatives or other investments may be unavailable or the Manager may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the Manager will employ hedging strategies with respect to all or any portion of the Fund's assets.

RISKS OF INVESTING IN STOCKS

     MARKET RISK. Stocks fluctuate in price and their short-term volatility at times may be great. Because the Fund may have substantial investments in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests. Market risk will affect the valuation of the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

     Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.
     Although the Fund can invest in securities of companies of any capitalization, securities of companies of smaller capitalization may have more volatile stock prices than larger companies.

RISKS OF INVESTING IN BONDS

     INTEREST RATE RISK. Interest rate risk is the risk that changing interest rates may adversely affect the value of an investment. When interest rates fall, the value of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face value.
     The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investment in new securities at lower yields will reduce the Fund's income.

     CREDIT RISK. Credit risk is the risk that the issuer of a security might not make interest and/or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and that of the Fund's shares may be reduced. While the Fund's investments in
     U.S. Government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

     PREPAYMENT OR CALL RISK. There is risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations; or if a call were exercised by the issuer during a period of declining interest rates, for example, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividend to investors.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. Government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as
The Government National Mortgage Association ("Ginnie Mae"), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal National Mortgage Association ("Fannie Mae"), Federal Home
Loan Mortgage Corporation ("Freddie Mac") Federal Home Loan Banks and
others, are subject to a greater degree of credit risk than those supported by the full faith and credit of the United States, but less risk than those that are supported only by the credit of the issuing agencies.

BELOW  INVESTMENT  GRADE  BONDS.  Lower-rated  bonds are bonds rated in the lower rating categories of Moody's  Investors  Service  ("Moody's") and Standard
& Poors ("S&P"),  including  securities rated Ba or lower by Moody's and
BB or lower by S&P.  Securities  rated in these categories are considered to be of poorer quality and  predominantly  speculative.  Bonds in these categories may also be called "high yield bonds" or "junk bonds."

The Fund may also invest in debt securities on which the return is derived primarily from other instruments, such as interest rate swap contracts and currency swap contracts. The Fund may also invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.

FOREIGN INVESTING AND EMERGING MARKETS RISKS. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New
Zealand and most nations located in Western Europe.

RISKS OF DERIVATIVE INVESTMENTS. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forward contracts and swaps are some of the derivatives the Fund may use.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices may fall, and the Fund may receive less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price or time. Using derivatives can increase the volatility of the Fund's share prices. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument.

SHORT SALES. The Fund may engage in short selling for hedging and non-hedging purposes. Short selling involves selling securities not owned by the Fund and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale of an equity security creates the risk of an unlimited loss, as the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.
There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby increasing the loss. For these reasons, short selling is considered a speculative investment practice. Short selling may increase the Fund's portfolio turnover rate, thereby increasing its brokerage and other transaction expenses.
The Fund will limit its total short positions to no more than 25% of its net assets at the time the short sale contract is entered into.

SMALL AND INTERMEDIATE CAPITALIZATION COMPANY RISK. The risk that investments in small and intermediate capitalization sized companies may be more volatile than investments in larger companies, as small and intermediate capitalization sized companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others which could make it difficult to sell a security at a desired time or price. Changes in the demand for these securities generally have disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange
Act ("CEA"), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the short term, the stock markets can be volatile, and the prices of the Fund's shares can go up and down substantially.
The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks.
In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risk than investment-grade bond funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

Because the Fund recently commenced operations, prior performance information for a full calendar year is not yet available. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical, and that past performance (particularly over a short-term period) is not necessarily predictive of future results.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below reflect the Fund's anticipated expenses for its first fiscal year based on estimated average daily net assets of $20 million.

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Shareholder Fees (charges paid directly from your investment):
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                                                          Class A Shares
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Maximum Sales Charge (Load) on purchases                       5.75%
(as % of offering price)
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Maximum Deferred Sales Charge (Load) (as %
of the lower of the original offering price                   None(1)
or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                                          Class A Shares
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Management Fees(2)                                            1.00%
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Service (12b-1) Fees                                          0.25%
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Other Expenses(3)                                             0.25%
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Total Annual Operating Expenses                               1.50%
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Expenses may vary in future years.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions, your expenses would be as follows:

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     If shares are redeemed:              1 Year             3 Years(4)
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Class A Shares                             $720                $1,025
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   If shares are not redeemed:            1 Year             3 Years(4)
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---------------------------------- --------------------- --------------------
Class A Shares                             $720                $ 1,025
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  Expenses include the initial sales charge for Class A.

1.   A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of
     Class A shares. See "How to Buy Shares" for details.
2.   Because the Fund is a new fund with no operating history, the rate shown for the management fee is the maximum rate that can be charged.
3.   "Other expenses" are estimates of transfer agent fees, custodial fees, and accounting and legal expenses, among others, based on the Manager's projections of what those expenses will be during the Fund's first fiscal year.

4.   The Fund has not projected expenses beyond the three-year period shown because the Fund has not completed a full year investment operations as of the date of this prospectus.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The statement of additional information contains more detailed information about the
Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not intend to concentrate more than 25% of its total assets in investments in any one industry or group of industries. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies.

         Changes in the overall market prices of securities, however, can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Hedging. The Fund may use derivative instruments to attempt to protect against declines in the market value of the Fund's portfolio, to tactically adjust the hedges to take advantage of investment opportunities at the asset and sector level, or to facilitate selling securities for investment reasons. The Fund can buy and sell futures contracts, put and call options, forward contracts and other derivatives for hedging purposes, subject to the guidelines established by the Securities and
         Exchange Commission ("SEC") and other regulatory bodies. These are all referred to as "hedging instruments." Underlying investments for these hedging instruments include securities, securities indices and currencies.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options can be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

         There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover, and can have special tax effects on the Fund. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Stock and Other Equity Investments. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stock. The Fund may invest in securities of companies of any market capitalization.

         Although convertible securities are debt securities, in some cases convertible securities can be considered "equity equivalents" because of the conversion feature. Their rating must meet the Fund's credit criteria for debt securities, described below under "Debt Securities,"
         but the credit rating has less impact on the investment decision than in the case of other debt securities.

Debt Securities. The Fund can also invest in debt securities, such as U.S.
         Government securities and mortgage-backed securities, as more fully described below, and domestic and foreign corporate bonds, notes and debentures. The Fund will make these investments when the portfolio manager believes they present opportunities for seeking the Fund's objective of total return, as discussed above. The Fund can also buy short-term high-quality debt securities for liquidity pending the purchase of new investments or to have cash to pay for redemptions of
         Fund shares. The Fund may invest high yield securities that are rated below-investment grade (i.e. junk bonds).

o        U.S. Government Securities. The Fund can invest in U.S. Government securities that are U.S. Treasury securities and securities issued or guaranteed by agencies or federally-chartered corporate entities referred to as "instrumentalities" of the U.S. Government. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. U.S. Treasury securities are backed by the full faith and credit of the U.S. Government and are subject to minimal credit risk.

         Government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as
         Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government that are supported only by the issuer's right to borrow from the U.S.
         Treasury, subject to certain limitations, such as Fannie Mae, Freddie
         Mac Federal Home Loan Banks and others are subject to a greater degree of credit risk than those supported by the full faith and credit of the United States, but less risk than those that are supported only by the credit of the issuing agencies.

o Mortgage-Related  Securities.  Investments in mortgage-related securities are subject to special risks of unanticipated prepayment.  The risk is that when
interest   rates  fall,   borrowers   under  the   mortgages   that  underlie  a
mortgage-related security the Fund owns will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal to the
Fund prior to the security's expected maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy,  generally  offer less potential for gains when  prevailing  interest rates fall,  and have greater  potential for loss when interest rates rise. The impact of  prepayments  on the price of a security  may be difficult to predict and may
increase  the  volatility  of  the  price.   Additionally,   the  Fund  may  buy
mortgage-related  securities  at a  premium.  Accelerated  prepayments  on those securities  could cause the Fund to lose a portion of its  principal  investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

o        Money Market Instruments. The Fund can also invest in "money market instruments." These include U.S. Government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements. They do not generate capital growth if held to maturity.

Foreign Investing. The Fund has no limits on the amounts it can invest in foreign securities, and it may invest a substantial portion of its assets in foreign securities. The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by depository receipts. The Fund also can invest in emerging markets, which have greater risks than developed markets.

o Risks of  Foreign  Investing.  While  foreign  securities  offer  special investment opportunities, there are also special risks. The change in value of a foreign  currency  against  the U.S.  dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S.
companies  are  subject.  The value of foreign  investments  may be  affected by exchange control  regulations,  expropriation or  nationalization of a company's assets,  foreign  taxes,  delays  in  settlement  of  transactions,  changes  in governmental,  economic  or  monetary  policy in the U.S.  or  abroad,  or other political and economic factors.

         Additionally, if a fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when its net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

Derivative Investments. The Fund can invest in a number of different kinds of
         "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, forward contracts, swaps and structured notes are some of the derivatives the Fund may use. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value (i.e. for speculative purposes). The Fund may invest in derivatives for hedging and non-hedging purposes subject to the guidelines established by the SEC and other regulatory bodies.

         Derivatives have special risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. If that happens, the Fund's share prices could fall. Certain derivative investments held by the Fund may be illiquid. Using derivatives can increase the volatility of the Fund's share prices. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the statement of additional information. An investment policy is not fundamental unless this prospectus or the statement of additional information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund may also use the non-principal investment techniques and strategies described below. The
Fund may not always use all or some of them and is not required to use them to achieve its objective. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security, and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price and time when it wants to. Their prices may be very volatile, especially in the short term.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments, and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
Company Act. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds'
portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund cannot invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover. The Fund's use of short selling and hedging strategies may increase the Fund's portfolio turnover rate in excess of 100% annually.
         The Fund may use these investment strategies among other strategies over a broad array of securities to seek to produce returns that are not closely correlated to major markets. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover may increase brokerage costs the Fund pays (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in the Class E shares of Oppenheimer Institutional
       Money Market Fund, to seek current income while preserving liquidity. The
       Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the
       Investment Company Act of 1940, as amended. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, the Fund will be subject to its proportional share of the Oppenheimer
       Institutional Money Market Fund's Class E expenses, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be short-term U.S. Government securities and the types of money market instruments described above. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of total return.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan Chase") for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations. JPMorgan
Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form
N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's statement of additional information.

How the Fund is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The Manager's Fees. The Fund pays the Manager a management fee at an annual rate of 1.00% calculated on the average daily net assets of the Fund. A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract will be available in the Fund's next available semi-annual report.

Portfolio Manager. The Fund's portfolio is managed by Caleb Wong, the person who is primarily responsible for the day-to-day management of the Fund's investments.

         Mr. Wong has been a Vice President and portfolio manager of the Fund since inception. He has been a Vice President of the Manager since June
         1999 and has held a variety of roles, including fixed-income and asset allocation portfolio management, quantitative research and risk management for the Manager since July 1996. He is an officer of one other portfolio in the OppenheimerFunds complex.

         The statement of additional information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending Litigation. A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants)
in the U.S. District Court for the Southern District of New York on January 10,
2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

         The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. Class A shares are your only purchase option. The
         Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you.

o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
         $5,000. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide those instructions automatically, under an
         Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to
         "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the statement of additional information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $5,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:

o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.

o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the statement of additional information), or government allotment plan, you can make an initial investment for as little as $50. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the statement of additional information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
         The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
         describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors Class A shares.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the statement of additional information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------------ -------------------- --------------------- -------------------
Amount of Purchase                                       Front-End Sales      Front-End Sales      Concession As a
                                                           Charge As a          Charge As a
                                                          Percentage of      Percentage of Net      Percentage of
                                                         Offering Price       Amount Invested       Offering Price
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
Less than $25,000                                             5.75%                6.10%                4.75%
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
$25,000 or more but less than $50,000                         5.50%                5.82%                4.75%
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
$50,000 or more but less than $100,000                        4.75%                4.99%                4.00%
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
$100,000 or more but less than $250,000                       3.75%                3.90%                3.00%
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
$250,000 or more but less than $500,000                       2.50%                2.56%                2.00%
------------------------------------------------------ -------------------- --------------------- -------------------
------------------------------------------------------ -------------------- --------------------- -------------------
$500,000 or more but less than $1 million                     2.00%                2.04%                1.60%
------------------------------------------------------ -------------------- --------------------- -------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the statement of additional information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the  table  above),  you can add the  value of any Class A shares of the Fund or
Class A, Class B or Class C shares of other  Oppenheimer  funds that you or your spouse currently own, or are currently purchasing,  to the value of your Class A share  purchase.  Your Class A shares of Oppenheimer  Money Market Fund, Inc. or
Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings,  you may count shares held in your  individual  accounts  (including  IRAs and  403(b)  plans),  your joint accounts  with your  spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares  purchased  for a trust,  estate  or  other  fiduciary  account  that has multiple accounts (including  employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility  and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.  If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention  to purchase a specified  value of Class A shares of the Fund or Class A,  Class B or Class C shares  of other  Oppenheimer funds over a 13-month  period.  The total amount of your  intended  purchases of
Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.
Purchases  made up to 90 days before the date that you submit a Letter of Intent will be included  in that  determination.  Your Class N shares,  and any Class A shares of Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on
which you have not paid a sales  charge  will not be counted  for this  purpose.
Submitting a Letter of Intent does not  obligate  you to purchase the  specified amount of  shares.  You may also be able to apply the Right of  Accumulation  to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  statement of additional  information  for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
         Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o        Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the
         Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer
         Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o        Reinvestment Privilege. Within six months of a redemption of certain
         Class A shares, the proceeds may be reinvested in Class A shares of the
         Fund, or any of the other Oppenheimer funds into which shares of the
         Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater  detail in Appendix B to the  statement of additional  information.  The
Fund's   statement  of  additional   information   may  be  ordered  by  calling
1.800.225.5677  or may be accessed  through  the  OppenheimerFunds  website,  at
www.oppenheimerfunds.com  (under the heading "I Want To,"  follow the  hyperlink
"Access  Fund  Documents"  and click on the icon in the column "SAI" next to the
Fund's  name).   A  description  of  these  waivers  and  special  sales  charge arrangements  is also  available  for  viewing on the  OppenheimerFunds  website
(under the heading  "Fund  Information,"  click on the  hyperlink  "Sales Charge
Waivers").  To  receive  a waiver or  special  sales  charge  rate  under  these programs,  the  purchaser  must  notify  the  Distributor  (or  other  financial intermediary  through which shares are being purchased) at the time of purchase, or must notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

o        Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the statement of additional information.
         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by eligible banks, broker-dealers, financial advisers, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
         March 1, 2001 ("grandfathered retirement accounts"). However, those
         Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
         Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
         (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period"
         measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
         That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

SERVICE (12b-1) PLAN.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
         Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
         A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

         "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. The Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

         Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

         Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         The statement of additional information contains more information about revenue sharing and service payments made by the Manager or the Distributor.

         Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL. The Fund has several plans that enable you to sell shares automatically them to another OppenheimerFunds account on a regular basis.
Please call the Transfer Agent or consult the statement of additional information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
SIMPLE IRAs and rollover IRAs.

SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check.
     o The redemption check is not payable to all shareholders listed on the account statement. o The redemption check is not sent to the address of record on your account statement. o Shares are being transferred to a Fund account with a different owner or name. o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU  SELL  SHARES  BY  MAIL?  Write a  letter  of  instruction  that includes:  o Your name, o The Fund's name, o Your Fund account number (from your account  statement),  o The dollar amount or number of shares to be redeemed,  o
Any special payment  instructions,  o Any share  certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered,  and o Any special  documents  requested  by the  Transfer  Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for               Send courier or express mail
requests by mail:                           requests to:
OppenheimerFunds Services                   OppenheimerFunds Services
P.O. Box 5270                               10200 E. Girard Avenue, Building D
Denver, Colorado 80217                      Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.

     o To redeem shares through a service representative or automatically on
PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A contingent deferred sales charge and redeem any of those shares during the applicable holding period, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the statement of additional information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o        the amount of your account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or

o        shares redeemed in the special circumstances described in Appendix B to the statement of additional information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions,
     2. shares held for the holding period, and
     3. shares held the longest during the holding period.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The prospectus of the selected fund must offer the exchange privilege. o When you establish an account, you must hold the shares you buy for at least seven days before you can
         exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the statement of additional information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the statement of additional information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.
Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the statement of additional information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
         The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the
         Fund's brokerage or administrative expenses might be increased.

         Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.
o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.
o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.
o        Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.
o        Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
         30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying
         Oppenheimer funds will not be subject to these limits.
o        Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the statement of additional information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the statement of additional information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
         Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the
         "Patriot Act") requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. The Patriot Act is intended to prevent the use of the U.S.
         financial system in furtherance of money-laundering, terrorism, or other illicit activities.

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income on an annual basis and pay them annually. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Although dividends are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent that the dividends are attributable to "qualified dividend income" received by the Fund.
"Qualified dividend income" generally consists of dividends received from U.S.
corporations (other than dividends received from tax-exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and from certain foreign corporations.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal
Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
The Fund itself, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

         "Backup withholding" of federal income tax may be applied against taxable dividends, distributions, and redemption proceeds if you fail to furnish your correct, certified Social Security or Employer Identification Number, or if
you under-report your income to the Internal Revenue Service.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold or redeemed them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Because the Fund has not commenced operations, the financial highlights table has been omitted.

INFORMATION AND SERVICES

For More Information on Oppenheimer Absolute Return Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance will be available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the
Fund's performance during its last fiscal year.

How to Get More Information

You can request the statement of additional information, the Annual and
Semi-Annual Reports, after the Fund has been operating during the applicable time periods, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website.  You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the statement of additional information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21918                   The Fund's shares are distributed by:
PR853.001.0307                                       logo OppenheimerFunds Distributor, Inc.
Printed on recycled paper

Oppenheimer Absolute Return FundSM

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated March 1, 2007

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated March 1, 2007. It should be read together with the
Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.....................................
     The Fund's Investment Policies.......................................................................
     Other Investment Techniques and Strategies...........................................................
     Other Investment Restrictions........................................................................
     Disclosure of Portfolio Holdings.....................................................................
How the Fund is Managed ..................................................................................
     Organization and History.............................................................................
     Board of Trustees and Audit Committee................................................................
     Trustees and Officers of the Fund....................................................................
     The Manager..........................................................................................
     Brokerage Policies of the Fund.......................................................................
Distribution and Service Plans............................................................................
Payments to Fund Intermediaries...........................................................................
Performance of the Fund...................................................................................

About Your Account
How To Buy Shares.........................................................................................
How To Sell Shares........................................................................................
Dividends, Capital Gains and Taxes........................................................................
Additional Information About the Fund.....................................................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report....................................................
Financial Statements......................................................................................

Appendix A: Ratings Definitions...........................................................................   A-1
Appendix B: Special Sales Charge Arrangements and Waivers.................................................   B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the "Manager"), can select for the Fund.
Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use some or all of the investment techniques and strategies described below in seeking its goal. It may however, at times use some or all of the special investment techniques and strategies when seeking its objective.

         The Fund seeks to meet its objective by using an investment process that primarily relies on quantitative models to determine security selection, hedging and asset allocation. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, currently the general security selection, hedging and asset allocation processes involve:
o        Bottom Up. The Manager uses "bottom up" models to analyze a wide range of valuation and market factors to determine the relative value of the securities. The models assist the Manager in identifying the most attractive set of securities within each asset class or sector in which the Fund invests.
o        Hedging. The Manager uses risk management models to estimate the Fund's level of risk exposures to major markets. The Manager uses derivatives and other strategies, such as short sales, to hedge the Fund's exposure to these risks.
o        Top Down. The Manager uses "top down" models to enable the Fund to tactically adjust the hedges to take advantage of investment opportunities at the asset and sector level.

|X| Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore the Fund can invest in securities of companies of any market capitalization. At times, the Fund may increase the relative emphasis of its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range and securities of smaller capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

              Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline.  Preferred stock may be "participation" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

o Rights and Warrants. The Fund can invest in rights and warrants. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investments in
Debt Securities."

         While some convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities)
causes them to be regarded by the Manager more as "equity equivalents." In those cases, the credit rating assigned to the security has less impact on the
Manager's investment decision than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)           whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)           whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
              (considering the effect of conversion of the convertible
              securities), and
(3)           the extent to which the convertible security may be a defensive
              "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

|X| Investments in Debt Securities. The Fund can invest in a variety of domestic and foreign debt securities, including mortgage-backed securities, investment-grade corporate debt securities and U.S. and foreign government securities. The Fund can also invest in those debt securities and other high-quality short-term debt securities including money market instruments for liquidity or defensive purposes. Foreign debt securities are subject to the risks of foreign investing described below. In general, domestic and foreign debt securities are also subject to two additional types of risks: credit risk and interest rate risk.

o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payment obligations as they become due. In making investments in debt securities, the Manager may rely to some extent on the ratings of rating organizations or it may use its own research to evaluate a security's creditworthiness. Investment-grade bonds are bonds rated at least "Baa" by
Moody's Investors Service, Inc. ("Moody's"), at least "BBB" by Standard & Poor's
Rating Service ("S&P's") or Fitch Inc. ("Fitch"), or that have comparable ratings by another nationally recognized statistical rating organization. If securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment-grade by a rating organization. The debt security ratings definitions of the Moody's, S&P's and
Fitch are included in Appendix A of this SAI.

o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield.
For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         If interest rates rise rapidly, prepayments may occur at a slower rate than expected and the expected maturity of long-term or medium-term securities could lengthen as a result. Generally, that would cause their value and the prices of the Fund's share to fluctuate more widely in response to changes in interest rates.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o Collateralized Mortgage Obligations.  CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage  pass-through  certificates.  They may be collateralized by: (1) pass-through  certificates issued or guaranteed by
Ginnie Mae, Fannie Mae, or Freddie Mac, (2) unsecuritized mortgage loans insured by the  Federal  Housing  Administration  or  guaranteed  by the  Department  of
Veterans'  Affairs,  (3)  unsecuritized   conventional   mortgages,   (4)  other
mortgage-related securities, or (5) any combination of these.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

o Below Investment-Grade Debt Securities. Lower-rated bonds are bonds rated in the lower rating lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or
"junk bonds."

         Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted)
firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances maybe substantial.

         In the past, the high yields from lower-rated securities have, at times, adequately compensated for the higher default rates on such securities.
However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

         Especially at such times, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower-rated securities prices may become more volatile and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer may be adversely affected.

         Lower-rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

         Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments.  For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers.  Such legislation may significantly depress the prices of outstanding lower rated securities.  A description of various corporate debt ratings appears in Appendix A to this SAI.

     Securities  issued by foreign issuers rated below  investment  grade entail greater risks than higher rated securities,  including risk of untimely interest and principal  payment,  default,  price  volatility and may present problems of liquidity,  valuation and currency  risk. The Fund may also invest in Eurodollar securities,  which are fixed  income  securities  of a U.S.  issuer or a foreign issuer that are issued  outside the United  States.  The Fund does not intend to limit investments in lower rated securities.

o  Special  Risks  of  Lower-Grade  Debt  Securities.   "Lower-grade"  debt
securities  are those rated below  "investment  grade,"  which means they have a rating  lower than "Baa" by Moody's or lower than "BBB" by S&P or Fitch,  or similar  ratings by other rating  organizations.  If they are  unrated,  and are determined by the Fund's manager to be of comparable  quality to debt securities rated below investment  grade,  they are considered part of the Fund's portfolio of lower-grade securities.

         Some of the special credit risks of lower-grade securities or "junk bonds" are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn.
An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this SAI.

         To the extent they can be converted into stock, convertible securities may be less subject to some of the risks of volatility than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

         Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer may be adversely affected.

         Securities issued by foreign issuers rated securities may present problems of liquidity, valuation and currency risk.

                  While securities rated "Baa" by Moody's or "BBB" by S&P's or
Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this SAI.

|X| U.S. Government Securities. These are securities issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.
The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risks with respect to the agency or instrumentality is minimal.

o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities and Treasury Inflation-Protection Securities ("TIPS") described below.

o Treasury Inflation-Protection Securities. The Fund can buy these U.S. Treasury securities, called "TIPS," that are designed to be an investment vehicle not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published
  Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o Obligations Issued or Guaranteed by U.S. Government Agencies or
  Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
  Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
  Mortgage Association ("Fannie Mae") bonds, Federal Home Loan Mortgage
  Corporation ("Freddie Mac") obligations and Federal Home Loan Bank obligations.

o U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

                  Ginnie Mae Certificates. The Ginnie Mae is a wholly-owned
  corporate instrumentality of the United States within the U.S. Department of
  Housing and Urban Development. Ginnie Mae's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie
  Mae certificates are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the
  Farmers Home Administration or guaranteed by the Veterans Administration.

         The Ginnie Mae certificates in which the Fund can invest are of the
"fully modified pass-through" type. They provide that the registered holders of the certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro-rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the
Ginnie Mae, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Mae certificates purchased by the Fund are guaranteed as to timely payment of principal and interest by Ginnie Mae. In giving that guaranty,
Ginnie Mae expects that payments received by the issuers of Ginnie Mae certificates on account of the mortgages backing the Ginnie Mae certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Mae certificates. However, if those payments are insufficient, the guaranty agreements between the issuers of the certificates and Ginnie Mae require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, Ginnie Mae will do so.

         Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by Ginnie Mae as to such mortgage pools. An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." Ginnie Mae is empowered to borrow from the United
States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Mae certificates are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages.
Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Mae certificates do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against Ginnie Mae. Holders of Ginnie Mae certifictaes (such as the Fund)
have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Mae certifictaes held by the Fund. All of the mortgages in the pools relating to the Ginnie Mae certifictaes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Mae certificates have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o Freddie Mac Certificates. Freddie Mac, a corporate instrumentality of the
 United States, issues Freddie Mac certificates representing interests in mortgage loans. Freddie Mac guarantees to each registered holder of a Freddie
 Mac certificate timely payment of the amounts representing a holder's proportionate share in:
(i)                        interest payments less servicing and guarantee fees,
(ii)                       principal prepayments and
(iii)                      the ultimate collection of amounts representing the
                           holder's proportionate interest in principal payments
                           on the mortgage loans in the pool represented by the
                           Freddie Mac certificate, in each case whether or not
                           such amounts are actually received.

         The obligations of Freddie Mac under its guarantees are obligations solely of Freddie Mac and are not backed by the full faith and credit of the
United States.

o Fannie Mae Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae
 Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the U.S. or any of its agencies or instrumentalities other than
 Fannie Mae.

|X| Foreign Securities. The Fund can purchase equity and debt securities issued by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.

o Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American
 Development Bank.

         The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

o Emerging Markets. The Fund intends to invest in securities in emerging market countries. As these markets change and other countries' markets develop, the
  Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the U.S., Canada,
  Japan, Australia, New Zealand and most nations located in Western Europe.

o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the
         U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation;
         political, financial or social instability or adverse diplomatic developments;

o        unfavorable differences between the U.S. economy and foreign economies;
         and
o        foreign withholding taxes.

     In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Canada, Australia, New
 Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

|X| Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal Revenue Code ("IRC")
ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the
Fund's minimum percentage requirements or limitations of investing in foreign securities.

         Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

         In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies."

|X| Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S.
government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  government or any of its agencies or  instrumentalities, as described above.

o Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. Time deposits, other than overnight deposits, may be subject to withdrawal penalties, and if so, they are deemed to be "illiquid"
investments.

         The Fund can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation. The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed "illiquid" unless the Board of Trustees of the Fund determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven days after demand.

o Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of S&P's and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by S&P's or "Aa" by Moody's.

         The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed.
 The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.
There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X| Portfolio Turnover. "Portfolio turnover" describes the rate at which a fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, but the Fund expects to have a portfolio turnover rate in excess of 100% annually as a result of the Fund's use of short selling and hedging strategies. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use some or all of the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X| Short Sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments (including dividends and interest) received on such borrowed securities to the lender of the securities.

            A Fund may also make short sales "against the box" without being subject to such limitations imposed on other short sale transactions. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
This kind of short sale, which is described as "against the box," will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the identical security to close out its short position. Although prior to delivery the Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with their custodian, identical security in connection with short sales "against the box".

            No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the Fund's net assets.

            Because making short sales in securities that it does not own exposes a Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely under-perform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of gain will be decreased and the amount of loss increased by the amount of premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.

Derivatives. The Fund is permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, for hedging and non-hedging purposes (i.e. speculative purposes) (such as to tactically adjust existing hedges or to seek to enhance return). Permitted derivative products include, but are not limited to, futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the investment objective and policies of the Fund. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying").

          The Fund may use derivative products under a number of different circumstances to further their investment objectives. For example, the Fund may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Fund's investment strategy, upon the inflow of cash available for investments or when the derivative provides greater liquidity than the underlying market. The Fund may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Fund also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by the Fund for hedging or risk management purposes and in other circumstances when the Manager believes it advantageous to do so consistent with the Fund's investment objectives and policies.

         The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund will be less favorable than it would have been if these investment techniques had not been used.

|X| Hedging.  The Fund intends to use derivative  instruments to attempt to protect  against  declines  in the  market  value of the  Fund's  portfolio,  to tactically  adjust the hedges to take advantage of investment  opportunities  at the asset and sector level, or to facilitate  selling  securities for investment reasons. The Fund could, for example,  sell futures contracts;  buy puts on such futures or on  securities,  or write  covered  calls on securities or futures to attempt to protect against  declines in the market value of the Fund's portfolio or to facilitate  selling securities for investment  reasons.  Covered calls may also be used to seek return.

            The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. This is known as anticipatory hedging. In the case of anticipatory hedging, the Fund would normally seek to purchase the securities and then terminate that hedging position. Anticipatory hedging is a strategy in which the Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase them. The Fund may use derivatives for anticipatory hedging in order to gain exposure efficiently to its market segment in the event the Fund receives cash inflows.
The Fund may also use derivatives in connection with the investment strategy that seeks to profit from differences in price when the same (or a similar)
security, currency or commodity is traded in two or more markets. To do so the
Fund could buy futures, or buy calls on such futures or on securities.

         The particular derivative instruments the Fund can use are described below. The Fund may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. There can be no assurance that the hedging strategies used by the
Manager will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the
Manager used a hedging strategy at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. Also, in some cases, derivatives or other investments may be unavailable or the Manager may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the Manager will employ hedging strategies with respect to all or any portion of the Fund's assets.

|X| Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), (5) foreign currencies (these are referred to as
"forward contracts"), (6) commodities (these are referred to as "commodity futures") and (7) indices of implied option volatility measures.

         A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts)
are effected through a clearinghouse associated with the exchange on which the contracts are traded.

|X| Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund may have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the
Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|  Swaps. The Fund may enter into swap agreements including, interest rate, equity and debt (of U.S. and foreign issuers), index, total return, credit and currency rate swaps without limit. The Fund also may invest in other types of securities that are or may become available that are similar to the foregoing.
The Fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through the purchase and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; reduce risk arising from ownership of a particular security or instrument, or gain exposure to certain markets in the most economical way possible.

         Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investment, instrument, index, or currency.
The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index or other investments or instruments. The obligations may extend beyond one year.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.
The termination of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

o Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest rate swap, the Fund and another party exchange their right to receive or their  obligation  to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments for fixed rate payments.

o        Index Swap Transactions. The Fund may enter into a swap on an index, under which involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices.

o        Total Return Swap Transactions.  The Fund may enter into total return swap transactions, under which one party agrees to pay the other the total return of a defined underlying asset which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap gives the Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

o        Credit Default Swap Transactions.  The Fund also may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The Fund may enter into credit default swaps, both (i) directly ("unfunded swaps") and (ii) indirectly ("funded swaps")
in the form of a swap embedded within a structured security to protect against the risk that a debt security will default. The Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event (for example, the security fails to timely pay interest or principal), the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap, also known as "buying credit protection") or pays the par amount of the defaulted bond (if the Fund had taken the long position in the credit default swap, also know as "selling credit protection").

o        Variance and Volatility Swap Transactions.  The Fund may enter into variance or volatility swap transactions to hedge the direction of volatility or the variance in a particular currency, index or security, or for other speculative or non-speculative purposes. In variance swaps counterparties agree to buy or sell the measured variance of a specified underlying asset, and in or volatility swaps counterparties agree to buy or sell volatility at a specific volatility level, over a fixed period. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap.

o Swap Options and Swap Forwards. The Fund also may enter into options on swap agreements ("swap options") on the types of swaps listed above as well as swap forwards. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months forwarded.

         Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

|X| Risks of Swaps.  The use of swap agreements by the Fund entails certain risks. The swaps market is generally  unregulated.  There is no central exchange or market for swap  transactions and therefore they are less liquid  investments than exchange-traded  instruments.  If the Fund was to sell a swap it owned to a third party,  the Fund would still remain  primarily  liable of the  obligations under the swap contract.  Because swaps are two-party contracts and because they may have terms of greater than seven days,  swap agreements may be considered to be illiquid.  Because  swaps are two-party  contracts,  it may take some time to negotiate  and receive  completed  confirms  from  counterparties.  Delaying the completion  of a  confirm  and  settlement  of a trade  may  entail  the risk of creating  uncertainty  in a highly  volatile  market  or if a market  disruption occurs.  Industry  participants  have been  working to reduce the  backlog.  The
Fund's successful use of swap agreements is dependent upon the Manager's ability to predict  correctly whether certain types of investments are likely to produce greater returns than other investments.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates in the future; the payments made by the Fund under a swap agreement will be greater than the payments it received. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the Manager. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the Manager. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Variance and volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), the risk that the Manager is incorrect in forecasts of market values, interest rates, and currency exchange rates and as with all derivatives, the risks associated with the currency, index or security underlying the swap.

         Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swaps could result in losses if the Manager does not correctly evaluate the creditworthiness of the issuer in which the swap is based. The Manager will monitor the creditworthiness of counterparties to the
Fund's swap transactions on an ongoing basis. The Fund will enter into swaps only with counterparties meeting certain creditworthiness standards (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines approved by the Fund's Board of
Trustees). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to enter into swap agreements.

         Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or the defaulted bonds), depending on whether the Fund is selling or buying credit protection, respectively. If the Fund is buying credit protection, and if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. A credit default swap may become worthless if a bond is ineligible for delivery because the issuer is restructured or acquired. With the rise of credit derivatives markets, the possibility of a "bond squeeze" has increased. A protection buyer is susceptible to a bond squeeze in the instance that they do not actually own the bond, and need to purchase the bond on the open market to deliver to the protection seller. While market participants have drafted measures to minimize the potential for bond squeezes, there are at present no binding rules to prevent such market manipulation. Thus, the protection buyer could be potentially subject to such a bond squeeze. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Selling credit protection by purchasing a credit default swap note
(i.e., funded swap) or credit default swap (i.e., unfunded) would increase the
Fund's exposure to specific issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

          The Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option. When the Fund purchases a swap option it risks losing only the amount of the premium they have paid should the
Manger decide to let the option expire unexercised. When the Fund writes a swap option it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

|X|       Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. The Fund generally will write call options on a covered basis. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

         From time to time, the Fund will write a call option that is not covered as indicated above but where the Fund will maintain, with its custodian for the term of the option, segregated liquid assets in a segregated account having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options.
When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the fund would keep the cash premium.

         The Fund's custodian, or securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

         If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify liquid assets on its books with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Puts and Calls. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

|X| Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books cash, U.S.
government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option.

|X|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Fund's  return.  The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         o Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of the staff of the Securities and Exchange
Commission ("SEC") regarding applicable provisions of the Investment Company
Act, when the Fund purchases a future, it must identify liquid assets on its books in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
1.           gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
             receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
2.           gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X| Asset  Coverage for Forward  Contracts,  Options,  Futures,  Options on
Futures, Swaps and Short Sales. The Fund will comply with guidelines established by the SEC and other  applicable  regulatory  bodies with respect to coverage of options written by the Fund on securities and indexes,  currency,  interest rate and security  index futures  contracts  and options on these futures  contracts, forward  currency  contracts and short sales.  These  guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a  designated  sub-custodian  to the extent the Fund's  obligations with respect to these strategies are not otherwise  "covered"  through ownership of the  underlying  security  or  financial  instrument  or by  other  portfolio positions,  or by other means  consistent with applicable  regulatory  policies.
Segregation  of a  large  percentage  of the  Fund's  assets  could  impede  the
Manager's  ability to manage the Fund's  portfolio.  Except under  circumstances where a segregated  account is not required under the Investment  Company Act or the rules  adopted  thereunder,  the Fund will earmark cash or liquid  assets or place them in a  segregated  account in an amount  necessary to cover the Fund's obligations under such derivative transactions.

         Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis" (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets having an aggregate net asset value at least equal to the accrued unpaid net amounts owed.

         To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such swaps, accrued on a daily basis in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement. Inasmuch as segregated accounts are established for these hedging transactions, the investment adviser and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps.

            The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited in a segregated account with the Fund's custodian on behalf of the broker that consists of cash or U.S. government securities. In addition, the Fund will either (i) place in a segregated account with its custodian an amount of cash or
U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral on behalf of the broker in connection with the short sale (not including the proceeds of the short sale) or (ii) otherwise cover its short position. Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited on behalf of the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.
No segregation is required, however, if the sale is "covered" (i.e., the fund owns the security sold short or holds a convertible bond, call option or warrant it can convert to the security sold short at a price no greater than the price the security was sold short - a "short-against-the-box").

            Depending on arrangements made with the broker-dealer from which the
Fund borrowed the security, a Fund may not receive any payments (including interest) on its collateral deposited on behalf of such broker-dealer.

         With respect to forward contracts, the Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contact price.

|X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.
These are more speculative securities and can increase the Fund's overall portfolio risks.

|X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a
"delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund can engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the
Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment. The Fund will not enter into when-issued commitments if more than 15% of the Fund's net assets would be committed under these transactions.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an exemptive order issued by the SEC, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities.
Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price at an agreed-upon date. The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

         These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them. These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

|X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities law, the
Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

|X| Real Estate Investment Trusts ("REITs"). The Fund may invest in REITs, which pool investors' funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally,
REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity
REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

            A shareholder in the Fund, by investing in REITs indirectly through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type.
REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the Act.

Investment in Other Investment  Companies.  The Fund can also invest in the securities of other  investment  companies,  which can include  open-end  funds, closed-end funds and unit investment trusts,  subject to the limits set forth in the  Investment  Company Act that apply to those types of  investments,  and the following  additional  limitation:  the Fund cannot invest in the  securities of other registered  investment  companies or registered unit investment  trusts in reliance  on  sub-paragraph  (F) or (G) of section  12(d)(1)  of the  Investment
Company Act. For example,  the Fund can invest in  Exchange-Traded  Funds, which are  typically  open-end  funds or unit  investment  trusts,  listed  on a stock exchange.  The Fund might do so as a way of gaining  exposure to the segments of the equity or fixed-income  markets  represented by the  Exchange-Traded  Funds'
portfolio,  at  times  when  the  Fund  may not be able to buy  those  portfolio securities directly.

            Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X| Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes and the types of money market instruments described above. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:
o        obligations issued or guaranteed by the U.S. government or its instrumentalities or agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,

o                 short-term debt obligations of corporate issuers, rated
                  investment grade (rated at least Baa by Moody's or at least
                  BBB by S&P's, or a comparable rating by another rating
                  organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those
                  categories,

o        money market securities issued by the U.S. government, corporations, banks or other entities that may have fixed, variable or floating interest rates, and
o        repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

         Event-Linked Bonds. The Fund may invest in "event-linked" bonds.
Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss.  In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index.  If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest.
The Fund may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred.

Event-linked bonds may be issued by government agencies, insurance companies, re-insurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-linked bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond's volatility.

Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organization and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

|X| Borrowing for Leverage. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the
Investment Company Act, will be made only to the extent that the value of the
Fund's assets, less its liabilities other than borrowings, is equal to at least
300% of all borrowings including the proposed borrowing. If the value of the
Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the
Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow. The use of leverage also may make the Fund's share prices more sensitive to interest rate changes.

|X| Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to a Securities Lending Agreement (the "Securities Lending Agreement")
with JPMorgan Chase Bank, N.A. ("JPMorgan Chase"). Under the Securities Lending
Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JPMorgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

         Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

         There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults.
JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

Other Investment Restrictions

|X| What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o             67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

|X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

o The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting securities. This limitation applies to 75% of the
Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot invest 25% or more of its total assets in any one industry.
That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

o The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the
Investment Company Act the Fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. In addition, currently the Investment Company Act requires a mutual fund to have fundamental investment policies governing investments in real estate and commodities.
Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

|X| Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund has a
number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval.

o The Fund cannot invest in securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager,
      Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
      Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  and annual  reports to  shareholders,  and in its
Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.  In  addition,  the top 20  month-end  holdings  may be  posted  on the
OppenheimerFunds'  website at  www.oppenheimerfunds.com  (select the Fund's name under the "View Fund  Information  for:" menu) with a 15-day  lag.  The Fund may release  a more  restrictive  list of  holdings  (e.g.,  the top  five or top 10 portfolio  holdings) or may release no holdings if that is in the best interests of the Fund and its  shareholders.  Other general  information  about the Fund's portfolio  investments,  such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

               Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
      Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
      Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o                 The third-party recipient must first submit a request for
                  release of Fund portfolio holdings, explaining the business reason for the request;
o                 Senior officers (a Senior Vice President or above) in the
                  Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
      Fund's Board, or as an employee, officer and/or director of the Manager,
      Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o                 Employees of the Fund's Manager, Distributor and Transfer
                  Agent who need to have access to such information (as
                  determined by senior officers of such entity),

o The Fund's  independent  registered  public accounting firm, o Members of the Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting  service  designated  by the Fund and its Board,  o  Rating/ranking organizations  (such as Lipper and  Morningstar),  o Insurance  companies having separate  accounts  invested in Oppenheimer  Variable  Account Funds or Panorama
Series  Fund,  Inc. (to prepare  their  financial  statements  or  analysis),  o
Portfolio pricing services retained by the Manager to provide portfolio security prices,  and o Dealers,  to obtain bids (price  quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the
      Manager's Security Valuation Group and Accounting Departments in
      connection with portfolio pricing or other portfolio evaluation purposes:

o Brokers and dealers in connection with portfolio transactions (purchases and sales) o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o Dealers to obtain price quotations where the fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o                 Response to legal process in litigation matters, such as
                  responses to subpoenas or in class action matters where the
                  Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC,
                  NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),
o                 To potential sub-advisers of portfolios (pursuant to
                  confidentiality agreements),
o                 To consultants for retirement plans for plan
                  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o                 Investment bankers in connection with merger discussions
                  (pursuant to confidentiality agreements).

               Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
      Distributor, and Transfer Agent shall oversee the compliance by the
      Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
      Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
      Funds has been made during the preceding year pursuant to these policies.
      The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                           Fortis Securities                     Pacific Crest Securities
ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on June 5,
2006.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

              The Fund currently has one class of shares: Class A. Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the
Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act, or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
  Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"). The members of the Audit Committee are Joel W. Motley
(Chairman), Mary F. Miller, Kenneth A. Randall, Russell S. Reynolds, Jr., Joseph
M. Wikler and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

         The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph M.
Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew  P.  Fink,  Robert G.  Galli,  Mary F.  Miller,  Kenneth A.
Randall,  Russell S. Reynolds,  Jr. and Peter I. Wold. The Governance  Committee
reviews the Fund's  governance  guidelines,  the adequacy of the Fund's Codes of
Ethics,  and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  provides the Board with  recommendations for voting  portfolio  securities  held by the Fund,  and  monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer Absolute Return Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the
Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals                              Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                    Oppenheimer Real Estate Fund
Oppenheimer California Municipal Fund                        Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Fund                                      Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Transition 2010 Fund
Oppenheimer Growth Fund                                      Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund                   Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund                        Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund                 OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund                         OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market Fund, Inc.            Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Limited Term California Municipal Fund           Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.                          Oppenheimer U.S. Government Trust

         In addition to being a Board member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios, and
Messrs. Wikler and Wold are trustees of one other portfolio, in the
OppenheimerFunds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Wong, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of the date of this
SAI, the Fund had not commenced operations and the Trustees and officers of the
Fund, as a group, did not own any shares of the Fund. In addition, none of the
Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2006

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Chairman of the Board of September 1995); Director of Special Value
Opportunities Fund, Trustees since 2007, LLC (registered investment company)
(since September 2004); Trustee since 2006, Investment Advisory Board Member of
Zurich Financial Services Age: 63 (insurance) (since October 2004); Board of
Governing Trustees
                             of The Jackson Laboratory (non-profit) (since
                             August 1990); Trustee of the Institute for Advanced
                             Study (non-profit educational institute) (since May
                             1992); Special Limited Partner of Odyssey
                             Investment Partners, LLC (private equity
                             investment) (January 1999-September 2004) and
                             Managing Principal (1997- December 1998); Trustee
                             of Research Foundation of AIMR (2000-2002)
                             (investment research, non-profit); Governor, Jerome
                             Levy Economics Institute of Bard College (August
                             1990-September 2001) (economics research); Director
                             of Ray & Berendtson, Inc. (May 2000-April 2002)
                             (executive search firm). Oversees 59 portfolios in
                             the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since                research foundation) (since 2005); Director of ICI Education
Age: 66                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute
                             (trade association) (October 1991-June 2004);
                             Director of ICI Mutual Insurance Company (insurance
                             company) (October 1991-June 2004). Oversees 49
                             portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 59    None              Over $100,000
Trustee since 2006           portfolios in the OppenheimerFunds complex.

Age: 73
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              None
Trustee since 2006           (since 2002) and Member (since 1979) of the National Academy
Age: 68                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical
                             equipment supplier) (since 2001); Senior Adviser of
                             The Andrew W. Mellon Foundation (since 2001); Chair
                             of Science Initiative Group (since 1999); Member of
                             the American Philosophical Society (since 1996);
                             Trustee of Woodward Academy (since 1983); Foreign
                             Associate of Third World Academy of Sciences;
                             Director of the Institute for Advanced Study
                             (1991-2004); Director of Bankers Trust New York
                             Corporation (1994-1999); Provost at Duke University
                             (1983-1991). Oversees 49 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2006           (since October 1998); and Senior Vice President and General
Age: 64                      Auditor of American Express Company (financial services

                             company) (July 1998-February 2003). Oversees 49
                             portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joel W. Motley,              Director of Columbia Equity Financial Corp. (privately-held      None              Over $100,000
Trustee since 2006           financial adviser) (since 2002); Managing Director of Carmona
Age: 54                      Motley, Inc. (privately-held financial adviser) (since January

                             2002); Managing Director of Carmona Motley Hoffman
                             Inc. (privately-held financial adviser) (January
                             1998-December 2001); Member of the Finance and
                             Budget Committee of the Council on Foreign
                             Relations, the Investment Committee of the
                             Episcopal Church of America, the Investment
                             Committee and Board of Human Rights Watch and the
                             Investment Committee of Historic Hudson Valley.
                             Oversees 49 portfolios in the OppenheimerFunds
                             complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Kenneth A. Randall,          Director of Dominion Resources, Inc. (electric utility holding   None              Over $100,000
Trustee since 2006           company) (February 1972-October 2005); Former Director of
Age: 79                      Prime Retail, Inc. (real estate investment trust), Dominion
                             Energy Inc. (electric power and oil & gas producer),

                             Lumberman's Mutual Casualty Company, American
                             Motorists Insurance Company and American
                             Manufacturers Mutual Insurance Company; Former
                             President and Chief Executive Officer of The
                             Conference Board, Inc. (international economic and
                             business research). Oversees 49 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Russell S. Reynolds, Jr.,    Chairman of The Directorship Search Group, Inc. (corporate       None              $10,001-$50,000
Trustee since 2006           governance consulting and executive recruiting) (since 1993);
Age: 75                      Life Trustee of International House (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at
                             J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command,
                             U.S. Air Force (1954-1958). Oversees 49 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joseph M. Wikler,            Director of the following  medical device  companies:  Medintec  None              Over $100,000
Trustee since 2006           (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
Age: 65                      Environmental   Association   (since   1996);   Member  of  the

                             Investment Committee of the Associated Jewish
                             Charities of Baltimore (since 1994); Director of
                             Fortis/Hartford mutual funds (1994-December 2001).
                             Oversees 49 portfolios in the OppenheimerFunds
                             complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas  None              Over $100,000
Trustee since 2006           exploration  and  production   company)   (since  1994);   Vice
Age: 59                      President,  Secretary and Treasurer of Wold Trona Company, Inc.
                             (soda ash processing and production) (since 1996);
                             Vice President of Wold Talc Company, Inc. (talc
                             mining) (since 1999); Managing Member of
                             Hole-in-the-Wall Ranch (cattle ranching) (since
                             1979); Director and Chairman of the Denver Branch
                             of the Federal Reserve Bank of Kansas City
                             (1993-1999); and Director of PacifiCorp. (electric
                             utility) (1995-1999). Oversees 49 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

        Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2006

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director (since June        None              Over $100,000
Trustee since 2001 and      2001) and President (since September 2000) of the Manager;
President and Principal     President and a director or trustee of other Oppenheimer funds;
Executive Officer since     President and Director of Oppenheimer Acquisition Corp. ("OAC")
2001                        (the Manager's parent holding company) and of Oppenheimer
Age: 57                     Partnership Holdings, Inc. (holding company subsidiary of the
                            Manager) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of
                            the Manager) (since November 2001); Chairman and
                            Director of Shareholder Services, Inc. and of
                            Shareholder Financial Services, Inc. (transfer agent
                            subsidiaries of the Manager) (since July 2001);
                            President and Director of OppenheimerFunds Legacy
                            Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the
                            following investment advisory subsidiaries of the
                            Manager: OFI Institutional Asset Management, Inc.,
                            Centennial Asset Management Corporation, Trinity
                            Investment Management Corporation and Tremont
                            Capital Management, Inc. (since November 2001),
                            HarbourView Asset Management Corporation and OFI
                            Private Investments, Inc. (since July 2001);
                            President (since November 1, 2001) and Director
                            (since July 2001) of Oppenheimer Real Asset
                            Management, Inc.; Executive Vice President of
                            Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of
                            DLB Acquisition Corporation (holding company parent
                            of Babson Capital Management LLC) (since June 1995);
                            Member of the Investment Company Institute's Board
                            of Governors (since October 3, 2003); Chief
                            Operating Officer of the Manager (September
                            2000-June 2001); President and Trustee of MML Series
                            Investment Fund and MassMutual Select Funds
                            (open-end investment companies) (November
                            1999-November 2001); Director of C.M. Life Insurance
                            Company (September 1999-August 2000); President,
                            Chief Executive Officer and Director of MML Bay
                            State Life Insurance Company (September 1999-August
                            2000); Director of Emerald Isle Bancorp and Hibernia
                            Savings Bank (wholly-owned subsidiary of Emerald
                            Isle Bancorp) (June 1989-June 1998). Oversees 96
                            portfolios in the OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs. Wong, Gillespie and Zack and Ms. Bloomberg,  Two World Financial Center,
225  Liberty  Street,  New York,  New York  10281-1008,  for  Messrs.  Petersen,
Szilagyi,  Vandehey  and Wixted and Ms.  Ives,  6803 S. Tucson Way,  Centennial,
Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Caleb Wong, Vice President of the Manager since June 1999; worked in fixed-income and asset Vice President and Portfolio allocation portfolio management, quantitative research and risk management for the Manager since 2006
Manager (since July 1996); an officer of 1 portfolio in the OppenheimerFunds complex. Age: 41 Formerly Assistant Vice President of the Manager (January
1997-June 1999); before joining the Manager in July 1996 Mr. Wong was enrolled in the Ph.D. program for
Economics at the University of Chicago.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer since 2004       Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
Age: 56                             Director of Internal Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 1999     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 47                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy
                                    Program (charitable trust program
                                    established by the Manager) (since June
                                    2003); Treasurer and Chief Financial Officer
                                    of OFI Trust Company (trust company
                                    subsidiary of the Manager) (since May 2000);
                                    Assistant Treasurer of the following: OAC
                                    (since March 1999),Centennial Asset
                                    Management Corporation (March 1999-October
                                    2003) and OppenheimerFunds Legacy Program
                                    (April 2000-June 2003); Principal and Chief
                                    Operating Officer of Bankers Trust
                                    Company-Mutual Fund Services Division (March
                                    1995-March 1999). An officer of 96
                                    portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen, Vice President of the Manager (since February 2007); Assistant
Vice President of the Assistant Treasurer since 2004 Manager (since August
2002); Manager/Financial Product Accounting of the Manager Age: 36 (November
1998-July 2002). An officer of 96 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 36                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2001                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 96 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2001      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 41                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2004      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 39                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2004      Mr. Gillespie held the following positions at Merrill Lynch Investment Management:
Age: 43                             First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
                                    President (1998-2000). An officer of 96
portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------

         Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The other Trustees of the Fund are expected to receive the estimated compensation shown below from the Fund with respect to the
Fund's fiscal period from inception to May 31, 2007. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Name and Other Fund Position(s)        Aggregate                               Estimated Annual      Total Compensation From
                                                       Retirement Benefits
                                   Compensation From    Accrued as Part of       Benefits Upon
(as applicable)                       the Fund(1)         Fund Expenses          Retirement(2)      the Fund and Fund Complex
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                        Fiscal year ended May 31,2006                                Year ended December 31,

                                                                                                              2006
--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Brian F. Wruble(3)                        $26                  $14                $49,899(4)              $241,260 (5)

Chairman of the Board
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Clayton K. Yeutter(6)                   $43(7)                 $343                $103,146                 $173,700

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Matthew P. Fink                           $28                  $15                  $9,646                  $113,472
Governance Committee Member and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Robert G. Galli                           $32                  $222              $107,096((8))           $264,812 ((9))
Regulatory & Oversight
Committee Chairman

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Phillip A. Griffiths                   $37((10))               $171                 $42,876                 $150,760
Governance Committee Chairman
and Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Mary F. Miller
Audit Committee Member and                $26                  $28                  $11,216                 $106,792
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joel W. Motley                         $37((11))               $100                 $27,099                 $150,760
Audit Committee Chairman and
Regulatory & Oversight
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Kenneth A. Randall                        $33               None((12))              $91,953                 $134,080
Audit Committee Member and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Russell S. Reynolds, Jr.                  $27                  $205                 $72,817                 $110,120
Audit Committee Member and
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joseph M. Wikler (1(3))               $24 (1(4))               $101                 $26,121                  $99,080
Audit Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Peter I. Wold (1(3))
Audit Committee Member and                $24                  $60                  $26,121                  $99,080
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------

1.  "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.  "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under
    "Retirement Plan for Trustees."
3.  Mr.  Wruble became Chairman of the Board I Funds on January 1, 2007.
4.   Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I
     Funds.
5.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I
     Funds.
6.   Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
     Funds effective December 31, 2006.
7.   Includes $11 deferred by Mr. Yeutter for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
8.   Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I
     Funds.
9.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of
     10 other Oppenheimer funds (at December 31, 2006) that are not Board I
     Funds.
10.  Includes $37 deferred by Mr. Griffiths under the "Compensation Deferral
     Plan" described below.
11.  Includes $15 deferred by Mr. Motley under the "Compensation Deferral Plan"
     described below.
12.  Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
13.  Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board I
     Funds, including the Fund as of August 17, 2005. They had served as Board members of 10 other Board I Funds prior to that date.
14.  Includes $12 deferred by Mr. Wikler under the "Compensation Deferral Plan"
     described below.

Retirement Plan for Trustees. The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the "Freeze Date"). Retirees as of the
Freeze Date will continue to receive benefits under the previous terms of the
Plan. Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

Compensation   Deferral   Plan.   The  Board  of  Trustees  has  adopted  a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

     Major  Shareholders.  As of the date of this SAI,  the  Manager is the only shareholder of record.

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

Code of Ethics.  The Fund, the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The
Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy
Voting Guidelines or the Proxy Voting Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

o             The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.

o             In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o             The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o The Fund opposes proposals to classify the board of directors. o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options without shareholder approval.
o             The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the
Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager.  The Fund's portfolio is managed by Caleb Wong (referred to as the "Portfolio Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  Mr. Wong also manages another investment  portfolio on behalf of the
Manager or its affiliates.  The following table provides  information  regarding the other portfolio managed by the Portfolio Manager as of December 31, 2006. No portfolio or account has an advisory fee based on performance:

                                           Registered Investment    Other Pooled Investment
                                                 Companies                  Vehicles            Other Accounts**
     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------
                                                                              None                    None
     Accounts Managed                                1
     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------
                                                                                 $0                      $0
     Total Assets Managed*                            $293.01
     ---------------------------------------------------------------------------------------------------------------
      *   In millions.
      **  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, the Portfolio Manager also manages other funds. Potentially, at times, those responsibilities could conflict with the interests of the Fund.
That may occur whether the investment objectives and strategies of the other fund are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund having similar objectives or strategies, or he may need to execute transactions for another fund that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

Compensation of the Portfolio Manager. The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds or accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the date of this SAI, the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark used with respect to the Fund is the Global Flexible Portfolio Fund. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager`s compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Manager. The compensation structure of the other funds currently managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

Ownership  of Fund  Shares.  As of the date of this  SAI,  the Fund had not commenced  operations.  Accordingly,  the Portfolio Manager did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment
Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Although there is no single definition of the term "best execution"; the SEC and senior officials of the SEC staff have variously defined the term to mean: executing client trades in such a manner that the client's total cost or proceeds in each transaction is the most favorable under the circumstances; placing trades intended, considering appropriate circumstances, to maximize the value of the adviser's investment decisions and to minimize implementation costs; and placing orders in ways that are designed to capture for its clients the maximum value of the adviser's investment decisions. In evaluating the best execution of client transactions, the Manager considers the full range and quality of a broker's services, taking into account all relevant factors. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers and/or analysts, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers and/or analysts may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research or brokerage services. The research or brokerage services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         "Research" services are restricted to "advice," "analyses," and
"reports" that reflect the expression of reasoning or knowledge. "Brokerage services" are those products and services that relate to the execution of the trade from the point at which the Manager communicates with the broker-dealer for the purpose of transmitting an order for execution, through the point at which funds or securities are delivered or credited to the advised accounts. If a research or brokerage service also assists the Manager in a non-research/brokerage capacity (such as marketing, bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Service Plan

The Distributor. Under its General Distributor's Agreement with the Trust, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

Service Plan. The Fund has adopted a Service Plan for Class A shares under Rule
12b-1 of the Investment Company Act. Under the plan the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares. The plan has been approved by a vote of the Board of Trustees, including a majority of the Independent
Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plan, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

Class A Service Plan Fees.  Under the Class A service plan, the Distributor currently  uses the fees it receives  from the Fund to pay brokers,  dealers and other  financial  institutions  for personal  services  and account  maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining  accounts in the Fund, making the Fund's investment plans  available and providing  other services at the request of the Fund or the
Distributor. The Class A service plan permits compensation to the Distributor at a rate of 0.25% of average annual net assets of Class A shares.  The Distributor does not receive or retain the  service  fee on Class A shares in  accounts  for which the Distributor has been listed as the broker-dealer of record.  The Board has set that rate. While the plan permits the Board to authorize payments to the
Distributor  to reimburse  itself for services under the plan, the Board has not yet done so. The Distributor  makes payments to plan recipients  periodically at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

         Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund. The Board has set that rate to zero. The Distributor pays the entire asset-based sales charge to brokers, dealers and financial institutions.

         Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Payments to Fund Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation,  those  discussed  below.  o  Payments  made by the  Fund,  or by an investor buying or selling shares of the Fund may include:  o initial  front-end sales charges,  all or a portion of which front-end sales charges are payable by the  Distributor  to financial  intermediaries  (see "About Your Account" in the
Prospectus);  o ongoing  asset-based  payments  attributable  to Class A Shares, including  fees payable under the Fund's  service plans adopted under Rule 12b-1 under the  Investment  Company  Act,  which are paid from the Fund's  assets and allocated  to the class of shares to which the plan relates (see "About the Fund
-- Service Plans" above);
o                   shareholder servicing payments for providing omnibus
                    accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.
o            Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.
o                   These types of payments may reflect compensation for
                    marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms
                    and programs, transaction processing or other services;
o                   The Manager and Distributor each may also pay other
                    compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD.
                    Payments are made based on the guidelines established by the
                    Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation, o transactional support, one-time charges  for  setting  up  access  for the  Fund or other  Oppenheimer  funds on particular  trading systems,  and paying the  intermediary's  networking fees; o program support,  such as expenses related to including the Oppenheimer funds in retirement  plans,  college  savings  plans,  fee-based  advisory  or  wrap  fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;  o placement on the  dealer's  list  of  offered  funds  and  providing  representatives  of the
Distributor  with access to a financial  intermediary's  sales  meetings,  sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial Services Corp.           Advest, Inc.
Aegon USA                                                  Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                                  AIG Life
Allianz Life Insurance Company                             Allmerica Financial Life Insurance and Annuity Co.
Allstate Financial Advisors                                American Enterprise Life Insurance
American General Securities, Inc.                          American General Annuity
Ameriprise Financial Services, Inc.                        American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                        Annuity Investors Life
Associated Securities                                      AXA Advisors
Banc One Securities Corp.                                  BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                                   Charles Schwab - Great West Life
Chase Investment Services Corp.                            CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                       CitiStreet
Citizens Bank of Rhode Island                              CJM Planning Corp.
Columbus Life Insurance Company                            Commonwealth Financial Network
CUNA Brokerage Services, Inc.                              CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                      Financial Network (ING)
First Global Capital                                       GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                             Hartford
HD Vest                                                    HSBC Brokerage (USA) Inc.
ING Financial Advisers                                     ING Financial Partners
Jefferson Pilot Life Insurance Company                     Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                            Kemper Investors Life Insurance Co.
Legend Equities Corp.                                      Legg Mason
Lincoln Benefit Life                                       Lincoln Financial
Lincoln Investment Planning, Inc.                          Lincoln National Life
Linsco Private Ledger                                      MassMutual Financial Group and affiliates
McDonald Investments, Inc.                                 Merrill Lynch & Co. and affiliates
MetLife and affiliates                                     Minnesota Life Insurance Company
Mony Life Insurance Co.                                    Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                      Mutual Service Corporation
National Planning Holdings, Inc.                           Nationwide and affiliates
NFP                                                        New York Life Securities, Inc.
Park Avenue Securities LLC                                 PFS Investments, Inc.
Prime Capital Services, Inc.                               Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                              Prudential Investment Management Services LLC
Raymond James & Associates                                 Raymond James Financial Services
RBC Dain Rauscher Inc.                                     Royal Alliance
Securities America Inc.                                    Security Benefit Life Insurance Co.
Sentra Securities                                          Signator Investments
Sun Life Assurance Company of Canada                       SunAmerica Securities, Inc.
SunTrust Securities                                        Thrivent
Travelers Life & Annuity Co., Inc.                         UBS Financial Services Inc.
Union Central Life Insurance Company                       United Planners
Valic Financial Advisors, Inc.                             Wachovia Securities LLC
Walnut Street Securities (Met Life Network)                Waterstone Financial Group
Wells Fargo Investments, LLC

         For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.                           ACS HR Solutions LLC
Administrative Management Group                            ADP Broker/Dealer Inc.
Aetna Financial Services                                   Alliance Benefit Group
American Stock Transfer & Trust Co                         Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                         Banc One Securities Corp.
BCG Securities                                             Benefit Administration Company LLC
Benefit Administration Inc.                                Benefit Plans Administrative Services
Benetech Inc.                                              Bisys Retirement Services
Boston Financial Data Services Inc.                        Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                                   Charles Schwab Trust Company
Circle Trust Company                                       Citigroup Global Markets Inc.
CitiStreet                                                 City National Bank
Columbia Funds Distributor Inc.                            CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                      Digital Retirement Solutions
DST Systems Inc.                                           Dyatech LLC
Edgewood/Federated Investments                             ERISA Administrative Services Inc.
Expert Plan Inc.                                           FASCorp
FBD Consulting Inc.                                        Fidelity Institutional Operations Co.
Fidelity Investments                                       First National Bank of Omaha
First Trust Corp.                                          First Trust-Datalynx
Franklin Templeton                                         Geller Group LTD
GoldK Inc.                                                 Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                                 Hewitt Associates LLC
ICMA-RC Services LLC                                       Independent Plan Coordinators Inc.
ING                                                        Ingham Group
Interactive Retirement Systems                             Invesco Retirement Plans
Invesmart                                                  InWest Pension Management
John Hancock Life Insurance Co.                            JPMorgan Chase & Co
JPMorgan Chase Bank                                        July Business Services
Kaufman & Goble                                            Leggette & Company Inc.
Lincoln National Life                                      MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services                     Mellon HR Solutions
Mercer HR Services                                         Merrill Lynch & Co., Inc.
Metavante 401(k) Services                                  Metlife Securities Inc.
MFS Investment Management                                  Mid Atlantic Capital Corp.
Milliman Inc.                                              Morgan Stanley Dean Witter Inc.
National City Bank                                         National Financial Services Corp.
Nationwide Investment Service Corp.                        New York Life Investment Management
Northeast Retirement Services                              Northwest Plan Services Inc.
Pension Administration and Consulting                      PFPC Inc.
Plan Administrators Inc.                                   PlanMember Services Corporation
Princeton Retirement Group Inc.                            Principal Life Insurance Co
Programs for Benefit Plans Inc.                            Prudential Retirement Insurance & Annuity Co.
Prudential Retirement Services                             PSMI Group
Putnam Investments                                         Quads Trust Company
RSM McGladrey Retirement Resources                         SAFECO
Standard Insurance Co                                      Stanley Hunt DuPree Rhine
Stanton Group Inc.                                         State Street Bank & Trust
Strong Capital Management Inc.                             Symetra Investment Services Inc.
T Rowe Price Associates                                    Taylor Perky & Parker LLC
Texas Pension Consultants                                  The 401(K) Company
The Chicago Trust Company                                  The Retirement Plan Company LLC
The Vanguard Group                                         TruSource
Unified Fund Services Inc.                                 Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                                  Valic Retirement Services Co
Wachovia Bank NA                                           Web401k.com
Wells Fargo Bank NA                                        Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance  information as a basis for  comparison  with other  investments:  o
Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each  shareholder's  account.
Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's  shares are  redeemed,  they may be worth more or less than their  original  cost. o Total returns for any given past period  represent historical performance information and are not, and should not be considered,  a prediction of future returns.

Total Return  Information.  There are different types of "total returns" to measure  the  Fund's  performance.  Total  return  is the  change  in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV l/n        - 1     = Average Annual Total Return
 P

o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD l/n   - 1   = Average Annual Total Return (After Taxes on Distributions)
---
 P

o Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n  - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
 P

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in the shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

Lipper Rankings.  From time to time the Fund may publish the ranking of the
performance   of  its  shares  by   Lipper,   Inc.   ("Lipper").   Lipper  is  a
widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

Morningstar Ratings. From time to time the Fund may publish the star rating of the  performance of its shares by  Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds in their  specialized market sector. The Fund is rated among large value funds.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature performance  information about the Fund cited in newspapers and other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or
similar publications.  That information may include performance  quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's shares may be compared in  publications  to the  performance  of various  market indices  or other  investments,  and  averages,  performance  rankings  or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.
Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the
"NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the
NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                                        Active Allocation Fund
Oppenheimer California Municipal Fund                             Equity Investor Fund
Oppenheimer Capital Appreciation Fund                             Conservative Investor Fund
Oppenheimer Capital Income Fund                                   Moderate Investor Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Real Estate Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester National Municipals
Oppenheimer International Diversified Fund                    Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Growth Fund                         Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Small Company Fund                  Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Value Fund                          Oppenheimer Select Value Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund                      Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund                        Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                                       Rochester Fund Municipals

LifeCycle Funds
   Oppenheimer Transition 2010 Fund
   Oppenheimer Transition 2015 Fund
   Oppenheimer Transition 2020 Fund
   Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A shares of the Fund or Class A, Class B or Class C of other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A,
Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market Fund, Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A shares of the Fund and Class
A, Class B or Class C shares of other Oppenheimer funds during a 13-month period
(the "Letter period"). The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:  (a) Class A shares sold with a front-end  sales charge or subject to a Class A contingent  deferred sales charge, (b) Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A, Class B or Class
C shares  acquired  by exchange of either (1) Class A shares of one of the other
Oppenheimer  funds that were acquired subject to a Class A initial or contingent deferred  sales  charge  or (2)  Class B or Class C shares  of one of the  other
Oppenheimer  funds that were  acquired  subject to a contingent  deferred  sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial adviser (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith,
Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has
$5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

Allocation  of  Expenses.  The Fund  pays  expenses  related  to its  daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change: o A fund account whose shares were acquired after September 30th of the prior year; o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct; o A fund account that has only certificated shares and, has a balance below $500 and is being escheated; o
Accounts of shareholders that are held by broker-dealers under the NSCC
Fund/SERV system; o Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of the shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets by the number of shares of the Fund that are outstanding.
The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time."
The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the
Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchanges, including the NASDAQ(R) are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or
(2)                   if last sale information is not available on a valuation
                      date, they are valued at the last reported sale price
                      preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation
                      date.
o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)                   at the mean between the "bid" and "asked" prices obtained
                      from the principal exchange on which the security is
                      traded or, on the basis of reasonable inquiry, from two
                      market makers in the security.
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less. o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on NASDAQ(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R) on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.
Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan.

         By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to the plan, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor.
When adopted, any amendments will automatically apply to existing Plans.

Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

     Dividends, Capital Gains and Taxes

     Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares.

              Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
     Service as undeliverable will be invested in shares of Oppenheimer Money
     Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

     Tax Status of the Fund's Dividends, Distributions and Redemptions of
     Shares. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal
     Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

     |X| Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
     Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
     Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax"
     on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their
     Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

              The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

              To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

              To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

              In addition to satisfying the requirements described above, the
     Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S.
     government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
     For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
     government securities.

     |X| Excise Tax on Regulated Investment Companies. Under the Internal
     Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
     Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

              Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on
     Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

              The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

              If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

              Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized
     "mark-to-market" gains).

              Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

              Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).
     Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

              The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or
     (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the
     U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

              In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the
     Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S.
     trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

              Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the
     Fund obtains a properly completed and signed Certificate of Foreign Status.
     The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

              If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign
     Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
     28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

              The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

     Additional Information About the Fund

     The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
     OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent,
     is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.
     The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

     Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit services.
     KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

      Report of Independent Registered Public Accounting Firm

     The Board of Trustees and Shareholders
     Oppenheimer Absolute Return Fund:

     We have audited the accompanying statement of assets and liabilities of
     Oppenheimer Absolute Return Fund as of January 10, 2007, and the related statements of operations and changes in net assets for the period from June
     5, 2006 through January 10, 2007. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public
     Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Oppenheimer Absolute
     Return Fund as of January 10, 2007, and the results of its operations and changes in its net assets for the period from June 5, 2006 through January
     10, 2007, in conformity with U.S. generally accepted accounting principles.

                             KPMG LLP

     Denver, Colorado
     February 14, 2007

                 Oppenheimer Absolute Return Fund
                Statement of Assets and Liabilities
                         January 10, 2007

                                                                             Composite
ASSETS:
Cash                                                                             $100,000
Receivable from Adviser                                                          22,000

                                                                           ---------------

Total Assets                                                                      122,000

LIABILITIES:
Payable for organization and initial offering costs                              22,000

                                                                           ---------------

Net Assets                                                                       $100,000

                                                                           ===============

COMPOSITION OF NET ASSETS
                                                                            $
Par value of shares of beneficial interest                                 3
Additional paid-in capital                                                       99,997

                                                                           ---------------

Net Assets                                                                  $ 100,000

                                                                              Class A
NET ASSETS-Applicable to 3,333.33 shares of beneficial interest
outstanding, $0.001 par value, unlimited shares authorized                       $100,000

NET ASSET VALUE PER SHARE (net assets divided by 3,333.33 shares of
beneficial interest)                                                       $     30.00

MAXIMUM OFFERING PRICE PER SHARE (net assets value plus sales charge
of 5.75% of offering price)                                                 $     31.83

See accompanying Notes to Financial Statements

                        Oppenheimer Absolute Return Fund
                            Statement of Operations
              For the period from June 5, 2006 (date of organization)
                           through January 10, 2007

INVESTMENT INCOME:                                                  $             -

                                                                   ------------------------------------

EXPENSES:
Organizational and initial offering costs                                  22,000

                                                                   ------------------------------------

Less: Reimbursement of expenses by the Adviser                           (22,000)

NET INVESTMENT INCOME                                               $             -

                                                                   ====================================

See accompanying Notes to Financial Statements

                        Oppenheimer Absolute Return Fund
                       Statement of Changes in Net Assets
              For the period from June 5, 2006 (date of organization) through
January 10, 2007

Operations
Net Investment Income                                                         $          -

                                                                             ---------------------------------

Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          100,000

Net Assets
Total Increase                                                                   100,000
Beginning of Period                                                                       -

                                                                             ---------------------------------

End of Period                                                                 $ 100,000

See accompanying Notes to Financial Statements

Notes to Financial Statements:

Note 1. Organization

Oppenheimer Absolute Return Fund (the "Fund"), was organized as a business trust in the Commonwealth of Massachusetts on June 5, 2006 as an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund is registered under the Investment Company Act of
1940, as amended.

The Fund has had no operations through January 10, 2007 other than those relating to organizational matters and the sale and issuance of 3,333.33 Class A shares of beneficial interest to OppenheimerFunds, Inc. ("OFI" or the "Adviser).

On June 15, 2006, the Fund's Board of Trustees approved an Investment Advisory
Agreement with OFI and a Distributor's Agreement with Oppenheimer Funds
Distributor, Inc. ("OFDI" or the "Distributor"), a wholly owned subsidiary of
OFI.

The Fund's investment objective is to seek total return.

The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.

Note 2.  Significant Accounting Policies

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

OFI has directly assumed certain organization and initial offering costs of the
Fund, which are estimated at $53,500, and has also agreed to voluntarily reimburse the Fund for organizational and initial offering costs borne directly by the Fund, which are estimated at $22,000.

The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3. Fees and Other Transactions with Affiliated Parties

Management fees will be paid to the Adviser in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of
1.00% of average annual net assets of the Fund.

OppenheimerFunds Services ("OFS"), a division of the Adviser, acts as the transfer and shareholder servicing agent for the Fund. The Fund will pay OFS a per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Fund to an annual rate of 0.35% of the average daily net assets.

OFDI acts as the principal underwriter in the continuous public offering of shares of the Fund. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate up to 0.25% of the average annual net assets of
Class A shares of the Fund.

Note 4.  Litigation

A consolidated amended complaint was filed as a putative class action against the Adviser and OFS and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New
York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Adviser charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors,
Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Adviser and OFS was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May
11, 2006.

The Adviser believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Adviser also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

     Standard & Poor's Ratings Services ("S&P's"), a division of The McGraw-Hill
Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated "AAA" have the highest rating  assigned by S&P's.
The  obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
S&P's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
S&P's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

A S&P's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: o
Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will

         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2) non-qualified deferred compensation plans,
              3)  employee benefit plans(4)
1)       4)       Group Retirement Plans(5)
              5) 403(b)(7) custodial plan accounts 6) Individual Retirement
              Accounts

                  ("IRAs"), including traditional
                  IRAs, Roth IRAs, SEP-IRAs, SARSEPs
                  or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.  Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-----------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6) This waiver provision applies to:

         Purchases of Class A shares aggregating $1 million or more.
         Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a
              contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
              1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
              $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
         Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified
                  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement
              Plans that have any of the following
              record-keeping arrangements:
              1)  The record keeping is performed by

                  Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on
                  a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those
                  advised or managed by Merrill Lynch Investment Management,
                  L.P. ("MLIM"), that are made available under a Service
                  Agreement between Merrill Lynch and the mutual fund's
                  principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are
                  referred to as "Applicable Investments").

              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the
                  Retirement Plan and Merrill Lynch. On the date the plan
                  sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more
                  eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.  Waivers of Class A Sales Charges of Oppenheimer Funds
-----------------------------------------------------
|-|
|_|      A.   Waivers of Initial and Contingent
Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):
         The Manager or its affiliates.
         Present or former officers, directors,
              trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren,
              grandparents, parents, parents-in-law, brothers and sisters, sons-
              and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
         Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
         Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
         Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
         Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
              specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

         Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

         "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

         Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements .
              Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
         Directors, trustees, officers or full-time employees of OpCap Advisers or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
         Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

         A unit investment trust that has entered into an appropriate agreement with the Distributor.
         Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.

         A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisers) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
         A qualified Retirement Plan that had agreed with the former Quest for Value Advisers to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

         Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
|-|
|_|      B.   Waivers of the Class A Initial and Contingent Deferred Sales
Charges in Certain Transactions.

1.   Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
         Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

         Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisers or insurance companies, or serviced by
              recordkeepers.

         Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
         Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25%
     is paid by the Distributor on purchases made within the first 6 months of plan establishment):
         Retirement Plans that have $5 million or more in plan assets.
         Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

|_|      C.   Waivers of the Class A Contingent
Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         To   make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
         Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder
              Account Rules and Policies," in the applicable fund Prospectus).
         For  distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

              1) Following the death or disability (as defined in the Internal
              Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
              established.
              2) To return excess contributions. 3) To return contributions made due

                  to a mistake of fact.
4)       Hardship withdrawals, as defined in the

                  plan.(7)
              5)  Under a Qualified Domestic Relations Order, as defined in the
                  Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the
                  Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code.
              7) To make "substantially equal periodic payments" as described in
              Section 72(t) of the Internal Revenue Code.
              8) For loans to participants or beneficiaries.
              9) Separation from service.(8) 10) Participant-directed
              redemptions

                  to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.

         For  distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
         For  distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

         For  distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisers, insurance companies or record keepers which have entered into a special agreement with the Distributor.
         At   the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the
              Distributor and the shareholder of record's broker-dealer of record account.

III.       Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
           Funds
---------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

|_|      A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
         Shares redeemed involuntarily, as described in "Shareholder Account
              Rules and Policies," in the applicable Prospectus.
         Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was
              established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
         The  contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
         Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
         At the sole discretion of the Distributor, the contingent deferred sales charge may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the
              Distributor and the shareholder of record's broker-dealer of record for the account.
         Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
         Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
         Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
         Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability
                  (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.(10)
              5)  To make distributions required under a Qualified Domestic
                  Relations Order or, in the case of an IRA, a divorce or
                  separation agreement described in Section 71(b) of the
                  Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal
                  Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.(11)
              9)  On account of the participant's separation from service.(12)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age 59
                  1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

|_|      B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
         Shares sold to the Manager or its affiliates.
         Shares sold to registered management
              investment companies or separate
              accounts of insurance companies having

              an agreement with tConcession as of  Initial Sales Charge as a
% of Net Amount Invested
              Distributor for that OfferingePrice
         Shares issued in plans of reorganization to
              which the Fund is a party.
         Shares sold to present or former officers,
              directors, trustees or employees (and their "immediate families"
              as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
     Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or SAI of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.
     Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund Quest for Value New York
     Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for
     Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for
     Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
         acquired by such shareholder pursuant to an exchange of shares of an
              Oppenheimer fund that was one of the Former Quest for Value Funds,
              or
         purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

      A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
         Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

Number of Eligible Employees or Members                       Sales Charge as a % of Offering Price
                                 ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: o Shareholders who were shareholders of the
AMA Family of Funds on February 28, 1991 and who acquired shares of any of the
Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds

o  Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.
|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former
Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o withdrawals under an automatic withdrawal plan holding only either Class B or
Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts

|X|  Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
     Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o    redemptions following the death or disability of the shareholder(s)
(as evidenced by a determination of
                  total disability by the U.S. Social Security Administration);
o                 withdrawals under an automatic withdrawal plan (but only for
                  Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
    Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U.S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

     A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|  Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
     Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the
     "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1%
     contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A
     CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|  Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

      B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; 3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.  Special Reduced Sales Charge for Former Shareholders of Advance America
     Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
         the Manager and its affiliates,
         present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
              Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
         registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
         dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

         dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
   dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides
                            administrative services.

Oppenheimer Absolute Return Fund

Internet Website
         www.oppenheimerfunds.com

Investment Adviser

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm

         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

PX0853.001.0307

-----------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                         OPPENHEIMER ABSOLUTE RETURN FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated June 5, 2006: Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-135492) on June 30, 2006, and
incorporated herein by reference.

(b) By-Laws dated June 5, 2006: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-135492) on June 30, 2006, and incorporated herein by reference.

(c) Not applicable.

(d) Investment Advisory Agreement dated June 15, 2006: Previously filed with
Registrant's Pre-Effective Amendment No. 1, 11/21/06, and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated June 15, 2006: Previously filed with Registrant's Pre-Effective Amendment No. 1, 11/21/06, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

          (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Previously filed with Post-Effective Amendment No. 26 to the Registration
Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),
(10/28/98), and incorporated by reference.

(g) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post- Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

          (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h) Not applicable

(i) Opinion and Consent of Counsel: Filed herewith.

(j) Independent Auditor's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed herewith.

(m) Service Plan and Agreement for Class A shares dated June 15, 2006:
Previously filed with Registrant's Pre-Effective Amendment No. 1, 11/21/06, and
incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Capital Income Fund (Reg. No.2-33043), 11/21/06, and
incorporated herein by reference.

(o) (i) Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

             (ii) Power of Attorney for Brian W. Wixted dated October 11, 2006:
Previously Filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                     2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None.
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup                      Formerly an Associate at Davis Polk & Wardell (October 2002 - October 2006)
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services (Bermuda) Limited (a wholly
                                         owned subsidiary of the Bank of NT
                                         Butterfield & Sons) (September 2003 -
                                         June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell                    Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements, None Vice President: Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs                             Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille, Formerly Fixed Income Director at National Railroad Retirement
Investment Vice President Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa                            Formerly (until January 2007) Manager at OppeneheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards, Formerly Associate at Dechert LLP (September 2000 - December
2005). Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay                            Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None.
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Vice President & Assistant Counsel       2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President                 (May 2005-December 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla Formerly Vice President at First Horizon Merchant Services
(December 2005- Vice President May 2006); Director at Janus (January 1998 -
August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional  Asset Management,  Inc. as of January 2005.
Senior Vice President                    Formerly  Executive Vice  President-Head  of Fidelity  Tax-Exempt  Services
                                         Business at Fidelity Investments (August 1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini, Formerly Director and High Yield Analyst at UBS Global Asset
Management Assistant Vice President (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI
                                         Institutional Asset Management, Inc.;
                                         Chief Executive Officer, President,
                                         Senior Managing Director and Director
                                         of HarbourView Asset Management
                                         Corporation; Chairman, President;
                                         Director of Trinity Investment
                                         Management Corporation and Vice
                                         President of Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heather Minks                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison                           Formerly Manager at OppenheimerFunds, Inc. (April 2005-January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management, Inc., Trinity Investment Management Corporation,  Tremont Group
                                         Holdings,  Inc.,  HarbourView Asset Management  Corporation and OFI Private
                                         Investments  Inc.;  Executive Vice President of  Massachusetts  Mutual Life
                                         Insurance  Company;  Director of DLB Acquisition  Corporation;  a member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            None
Senior Vice President, Head of Growth
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                     2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider                        Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn, Formerly Human Resources Generalist at Misys Banking
Systems (November Assistant Vice President 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah, Formerly Senior Vice President Chief Technology Officer at Tremont
Capital Vice President Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein                              Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca Wekesser                         Formerly Manager at OppenheimerFunds, Inc. (July 1998-January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds   International   Distributor  Limited;  Senior  Vice
                                         President  (Managing  Director  of  the  International   Division)  of  OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolf                            None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc.,  OFI Private  Investments  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset Management, Inc. and OppenheimerFunds  International Distributor
                                         Limited; Vice President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli,                          Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
   (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund
   (a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II
   (a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III
   (a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series): Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert J. Bishop(1)                              Treasurer                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Blinzler(1)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan C. Drier                                    Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Hillary Eigen(2)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Deanna Farrugia(1)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradley Finkle(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuermann                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunther                                 Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                           Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nivan Jaleeli                                    Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina J. Keller(2)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul R. LeMire                                   Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Theresa-Marie Maynier                            Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Vice President                       None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Daniel Melehan                                   Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John V. Murphy(2)                                Director                             President & Trustee
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Park(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Robbins(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth A. Rosenson                              Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Rutig                                    Vice President                       None
199 North Street
Ridgefield, CT 06877
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William R. Rylander                              Vice President                       None
85 Evergreen Road
Vernon, CT 06066
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Schmitt(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles F. Scully                                Vice President                       None
125 Cypress View Way
Apex, NC 27502
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Sheluck(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William K. Tai                                   Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Barrie L. Tiedemann                              Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cynthia Walloga(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Philip Witkower(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Walter Zinych                                    Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
    10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623
(4) 555 Theodore Fremd Avenue, Rye, NY 10580
(5) Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Initial Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day
of February, 2007.

                                    OPPENHEIMER ABSOLUTE RETURN FUND

                                    By: /s/ John V. Murphy*
                                        ----------------------------------------
                                        John V. Murphy, President,
                                        Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date
----------                                  -----                                       ----

/s/ Brian F. Wruble*                        Chairman of the
-------------------------------
Brian F. Wruble                             Board of Trustees                           February 16, 2007

/s/ John V. Murphy*                         President, Principal
-------------------------------
John V. Murphy                              Executive Officer and Trustee               February 16, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        February 16, 2007
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ Matthew P. Fink*                        Trustee                                     February 16, 2007
-------------------------------
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     February 16, 2007
-------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     February 16, 2007
-------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     February 16, 2007
-------------------------------
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     February 16, 2007
-------------------------------
Joel W. Motley

/s/ Kenneth A. Randall*                     Trustee                                     February 16, 2007
-------------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*               Trustee                                     February 16, 2007
-----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     February 16, 2007
-------------------------------
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     February 16, 2007
-------------------------------
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                         OPPENHEIMER ABSOLUTE RETURN FUND

                                           Pre-Effective Amendment No. 2

                                       Registration Statement No. 333-135492

                                                   EXHIBIT INDEX

Exhibit No.        Description
-----------        -----------

23(i)              Opinion and Consent of Counsel

23(j)              Independent Auditor's Consent

23(l)              Investment Letter from OppenheimerFunds, Inc. to Registrant